SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Warrants to purchase ordinary shares excluded from computation of diluted loss per share | shares	38,533,333
Cash, FDIC Insured Amount | $	$ 250,000